Note 13 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Notes To Financial Statements [Abstract]
Commitments and Contingencies Disclosure [Text Block]

13. Commitments and Contingencies

a) Time charters: As of December 31, 2025, future minimum contractual time charter revenues assuming 365 revenue days per annum per vessel and the earliest redelivery dates possible, based on vessels’ committed, non-cancellable, time charter contracts, are as follows:

Year ending December 31,	Amount
2026	$773,403
2027	737,906
2028	665,929
2029	426,086
2030	273,252
2031 and thereafter	723,902
Total	$3,600,478

These arrangements, as at December 31, 2025, have remaining terms of up to 129 months.

(b) Capital Commitments: As of December 31, 2025, the Company had outstanding capital commitments of $541.4 million, in the aggregate, for (i) the six newbuild vessels under construction (Note 8), (ii) the acquisition of eight vessels  through NML from a joint venture, as guarantor, and related entities, as sellers, under sale and leaseback transactions, subject to final documentation, under which the vessels will be chartered back to the sellers under bareboat charter agreements (the Company’s Chairman and Chief Executive Officer, Konstantinos Konstantakopoulos, and a member of his family  hold an equity interest of approximately 17% each in the joint venture); and (iii) the acquisition of four vessels through NML under a sale and leaseback transaction, subject to final documentation, under which the vessels will be chartered back to the sellers under bareboat charter agreements. The annual payments of such capital commitments after December 31, 2025 are in the aggregate as follows:

Year ending December 31	Amount (in millions of U.S. dollars)
2026	$165.0
2027	330.3
2028	46.1
Total	$541.4

(c) Other: Various claims, suits, and complaints, including those involving government regulations, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents or suppliers relating to the Company’s vessels. Currently, management is not aware of any such claims not covered by insurance or of any contingent liabilities, which should be disclosed, or for which a provision has not been established in the accompanying consolidated financial statements. The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. The Company is covered for liabilities associated with the vessels’ operations up to the customary limits provided by the Protection and Indemnity (“P&I”) Clubs, members of the International Group of P&I Clubs.